Supplement to the
Fidelity® Variable Insurance Products:
Bond Index Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of VIP Bond Index Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.

VUSB-PSTK-1024-101 1.9900308.101	October 1, 2024
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Investor Class
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Brian Day (Co-Portfolio Manager) has managed the fund since 2024.
Michael Plage (Co-Portfolio Manager) has managed the fund since 2024.
Stacie Ware (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Brian Day is Co-Portfolio Manager of VIP Investment Grade Bond Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Day has worked as a trader and portfolio manager.
Michael Plage is Co-Portfolio Manager of VIP Investment Grade Bond Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Plage has worked as a trader and portfolio manager.
Stacie Ware is Co-Portfolio Manager of VIP Investment Grade Bond Portfolio, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2018, Ms. Ware has worked as a quantitative analyst and portfolio manager.
VIPIGB-INV-PSTK-1024-107 1.918639.107	October 1, 2024
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Initial Class
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Brian Day (Co-Portfolio Manager) has managed the fund since 2024.
Michael Plage (Co-Portfolio Manager) has managed the fund since 2024.
Stacie Ware (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Brian Day is Co-Portfolio Manager of VIP Investment Grade Bond II Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Day has worked as a trader and portfolio manager.
Michael Plage is Co-Portfolio Manager of VIP Investment Grade Bond II Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Plage has worked as a trader and portfolio manager.
Stacie Ware is Co-Portfolio Manager of VIP Investment Grade Bond II Portfolio, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2018, Ms. Ware has worked as a quantitative analyst and portfolio manager.

VIGBI-PSTK-1024-101 1.9911410.101	October 1, 2024
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Investor Class
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Brian Day (Co-Portfolio Manager) has managed the fund since 2024.
Michael Plage (Co-Portfolio Manager) has managed the fund since 2024.
Stacie Ware (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Brian Day is Co-Portfolio Manager of VIP Investment Grade Bond II Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Day has worked as a trader and portfolio manager.
Michael Plage is Co-Portfolio Manager of VIP Investment Grade Bond II Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Plage has worked as a trader and portfolio manager.
Stacie Ware is Co-Portfolio Manager of VIP Investment Grade Bond II Portfolio, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2018, Ms. Ware has worked as a quantitative analyst and portfolio manager.
VIGBV-PSTK-1024-101 1.9911412.101	October 1, 2024
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Brian Day (Co-Portfolio Manager) has managed the fund since 2024.
Michael Plage (Co-Portfolio Manager) has managed the fund since 2024.
Stacie Ware (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Brian Day is Co-Portfolio Manager of VIP Investment Grade Bond Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Day has worked as a trader and portfolio manager.
Michael Plage is Co-Portfolio Manager of VIP Investment Grade Bond Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Plage has worked as a trader and portfolio manager.
Stacie Ware is Co-Portfolio Manager of VIP Investment Grade Bond Portfolio, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2018, Ms. Ware has worked as a quantitative analyst and portfolio manager.
VIG-PSTK-1024-116 1.798000.116	October 1, 2024